Annual Total Returns [BarChart] - Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	8.56%
Annual Return 2015	5.37%
Annual Return 2016	6.73%
Annual Return 2017	(3.22%)
Annual Return 2018	2.82%
Annual Return 2019	4.58%
Annual Return 2020	6.87%